SUMMARY PROSPECTUS

October 11, 2011

TIMOTHY PLAN FAMILY OF FUNDS

Israel Common Values Fund

CLASS A:  TPAIX    |    CLASS C:  TPCIX

Before you invest, you should review the Fund’s prospectus, which contains more information about this Fund and its risks. The Statutory Prospectus and Statement of Additional Information (“SAI”), both dated October 11, 2011, are incorporated by reference into this Summary Prospectus. You can find the Fund’s prospectus and other information about the Fund online at www.timothyplan.com. You can also get this information at no cost by calling (800) 846-7526 or by sending an e-mail request to invest@timothyplan.com.

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 8 of the prospectus and “Purchase, Redemption and Pricing of Shares” on page 20 of the Fund’s Statement of Additional Information.

Shareholder Transaction Expenses

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%

Redemption fees	None	None

Exchange fees	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment.)

	Class A	Class C
Management Fee	1.00%	1.00%
Distribution/Service(12b-1 Fees)	0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	0.49%	0.49%
Acquired Funds Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses (2)	1.75%	2.50%

(1)	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase.
(2)	“Other Expenses” are estimated for the Fund’s first year of operations.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$723	$1,088
Class C	$364	$810

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A	$723	$1,088
Class C	$261	$810

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund is new and has not yet had any portfolio turnover. The Advisor does not expect portfolio turnover to exceed 100% during the Fund’s first year of operations.

PRINCIPAL INVESTMENT STRATEGIES

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This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations.

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This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

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The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

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The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Israel Risk | The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. Companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

4.	Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.	Country-Specific Changes | The Fund invests only in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

6.	Currency Risk | Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

7.	Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

8.	Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

9.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

10.	Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

11.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

This Section illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. However, this is a new Fund without an operating history. Accordingly, performance information is not available at this time.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Eagle Global Advisors (“Eagle”) serves as the investment manager for the Fund.

Portfolio Managers

Edward Allen, Senior Partner; Thomas Hunt, Senior Partner; Steven Russo, Team Member; and John Gualy, Partner, of Eagle, have served the Fund since its inception on October 11, 2011.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.